Note 6 - Committments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
	2014	2015	2016	2017	2018	Thereafter
Minimum future payments	$44,873	$46,030	$47,189	$48,346	$12,159	--